Average Annual Total Returns	Prospectus #1 Delaware Emerging Markets Debt Fund J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified 1 year	Prospectus #1 Delaware Emerging Markets Debt Fund J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified 5 years	Prospectus #1 Delaware Emerging Markets Debt Fund J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified Lifetime (11/3/10-12/31/19)	Prospectus #1 Delaware Emerging Markets Debt Fund Class A 1 year	Prospectus #1 Delaware Emerging Markets Debt Fund Class A 5 years	Prospectus #1 Delaware Emerging Markets Debt Fund Class A Lifetime (11/3/10-12/31/19)	Prospectus #1 Delaware Emerging Markets Debt Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Emerging Markets Debt Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Emerging Markets Debt Fund Class A After Taxes on Distributions Lifetime (11/3/10-12/31/19)	Prospectus #1 Delaware Emerging Markets Debt Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Emerging Markets Debt Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Emerging Markets Debt Fund Class A After Taxes on Distributions and Sales Lifetime (11/3/10-12/31/19)	Prospectus #1 Delaware Emerging Markets Debt Fund Class C 1 year	Prospectus #1 Delaware Emerging Markets Debt Fund Class C 5 years	Prospectus #1 Delaware Emerging Markets Debt Fund Class C Lifetime (11/3/10-12/31/19)	Prospectus #1 Delaware Emerging Markets Debt Fund Class R 1 year	Prospectus #1 Delaware Emerging Markets Debt Fund Class R 5 years	Prospectus #1 Delaware Emerging Markets Debt Fund Class R Lifetime (11/3/10-12/31/19)	Prospectus #1 Delaware Emerging Markets Debt Fund Institutional Class 1 year	Prospectus #1 Delaware Emerging Markets Debt Fund Institutional Class 5 years	Prospectus #1 Delaware Emerging Markets Debt Fund Institutional Class Lifetime (11/3/10-12/31/19)	Prospectus #2 Delaware Strategic Income Fund Bloomberg Barclays US Aggregate Index 1 year	Prospectus #2 Delaware Strategic Income Fund Bloomberg Barclays US Aggregate Index 5 years	Prospectus #2 Delaware Strategic Income Fund Bloomberg Barclays US Aggregate Index 10 years	Prospectus #2 Delaware Strategic Income Fund Class A 1 year	Prospectus #2 Delaware Strategic Income Fund Class A 5 years	Prospectus #2 Delaware Strategic Income Fund Class A 10 years	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Strategic Income Fund Class C 1 year	Prospectus #2 Delaware Strategic Income Fund Class C 5 years	Prospectus #2 Delaware Strategic Income Fund Class C 10 years	Prospectus #2 Delaware Strategic Income Fund Class R 1 year	Prospectus #2 Delaware Strategic Income Fund Class R 5 years	Prospectus #2 Delaware Strategic Income Fund Class R 10 years	Prospectus #2 Delaware Strategic Income Fund Institutional Class 1 year	Prospectus #2 Delaware Strategic Income Fund Institutional Class 5 years	Prospectus #2 Delaware Strategic Income Fund Institutional Class 10 years
Total	13.09%	5.93%	5.85%	10.20%	4.96%	5.73%	8.47%	3.04%	4.34%	5.98%	2.93%	3.86%	13.48%	5.47%	5.69%	15.60%	6.07%	6.23%	15.58%	6.09%	6.46%	8.72%	3.05%	3.75%	6.99%	1.90%	3.44%	5.55%	0.47%	2.08%	4.11%	0.79%	2.07%	10.07%	2.04%	3.13%	11.60%	2.56%	3.64%	12.18%	3.07%	4.17%